                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5449

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                        MANAGED SECTORS VARIABLE ACCOUNT

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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116

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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

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                      Date of fiscal year end: December 31

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             Date of reporting period: July 1, 2005 - July 18, 2005*

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*The reporting period for Managed Sectors Variable Account, which terminated on July 18, 2005, is July 1, 2005 - July 18, 2005

ITEM 1.  PROXY VOTING RECORD.

ICA File Number: 811-05449
Reporting Period: 07/01/2005 - 06/30/2006
Managed Sectors Variable Account

DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 15, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Donald J. Carty            For       For        Management
1.2   Elect Director Michael S. Dell            For       For        Management
1.3   Elect Director William H. Gray, III       For       For        Management
1.4   Elect Director Judy C. Lewent             For       For        Management
1.5   Elect Director Thomas W. Luce, III        For       For        Management
1.6   Elect Director Klaus S. Luft              For       For        Management
1.7   Elect Director Alex J. Mandl              For       For        Management
1.8   Elect Director Michael A. Miles           For       For        Management
1.9   Elect Director Samuel A. Nunn, Jr.        For       For        Management
1.10  Elect Director Kevin B. Rollins           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Require a Majority Vote for the Election  Against   Against    Shareholder
      of Directors
4     Expense Stock Options                     Against   For        Shareholder

MEDTRONIC, INC.

Ticker:       MDT            Security ID:  585055106
Meeting Date: AUG 25, 2005   Meeting Type: Annual
Record Date:  JUL 1, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Shirley Ann Jackson, Ph.D. For       For        Management
1.2   Elect Director Denise M. O'Leary          For       For        Management
1.3   Elect Director Jean-Pierre Rosso          For       For        Management
1.4   Elect Director Jack W. Schuler            For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Qualified Employee Stock Purchase For       For        Management
      Plan
4     Amend Non-Employee Director Stock Option  For       For        Management
      Plan

NETWORK APPLIANCE, INC.

Ticker:       NTAP           Security ID:  64120L104
Meeting Date: AUG 31, 2005   Meeting Type: Annual
Record Date:  JUL 5, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Daniel J. Warmenhoven      For       For        Management
1.2   Elect Director Donald T. Valentine        For       For        Management
1.3   Elect Director Jeffry R. Allen            For       For        Management
1.4   Elect Director Carol A. Bartz             For       For        Management
1.5   Elect Director Alan L. Earhart            For       For        Management
1.6   Elect Director Mark Leslie                For       For        Management
1.7   Elect Director Nicholas C. Moore          For       For        Management
1.8   Elect Director Sachio Semmoto             For       For        Management
1.9   Elect Director George T. Sheheen          For       For        Management
1.10  Elect Director Robert T. Wall             For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Amend Qualified Employee Stock Purchase   For       Against    Management
      Plan
4     Ratify Auditors                           For       For        Management

PROCTER & GAMBLE COMPANY, THE

Ticker:       PG             Security ID:  742718109
Meeting Date: JUL 12, 2005   Meeting Type: Special
Record Date:  MAY 19, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       For        Management

SPRINT NEXTEL CORP

Ticker:       S              Security ID:  852061100
Meeting Date: JUL 13, 2005   Meeting Type: Annual
Record Date:  MAY 20, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Increase Authorized Common Stock          For       For        Management
2     Amend Articles/Bylaws/Charter-Non-Routine For       For        Management
3     Change Company Name                       For       For        Management
4     Issue Shares in Connection with an        For       For        Management
      Acquisition
5     Adjourn Meeting                           For       For        Management
6.1   Elect  Director Gordon M. Bethune         For       For        Management
6.2   Elect  Director Dr. E. Linn Draper, Jr.   For       For        Management
6.3   Elect  Director James H. Hance, Jr.       For       For        Management
6.4   Elect  Director Deborah A. Henretta       For       For        Management
6.5   Elect  Director Irvine O. Hockaday, Jr.   For       For        Management
6.6   Elect  Director Linda Koch Lorimer        For       For        Management
6.7   Elect  Director Gerald L. Storch          For       For        Management
6.8   Elect  Director William H. Swanson        For       For        Management
7     Ratify Auditors                           For       For        Management
8     Review Executive Compensation             Against   Against    Shareholder

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MANAGED SECTORS VARIABLE ACCOUNT

By (Signature and Title)  MARIA F. DWYER*
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                          Maria F. Dwyer, Principal Executive Officer and President

Date: February 3, 2006

*By (Signature and Title)  /s/ Brian T. Hourihan
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                           Brian T. Hourihan as Attorney-in-fact

*Executed by Brian T. Hourihan on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated January 26, 2006. (1)

(1) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 79 filed with the SEC via EDGAR on January 27, 2006.